Unrecognized contractual commitments (excluding Orange Bank) (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of unrecognized contractual commitments [line items]
Schedule of operating leases and maturities

(in millions of euros)	Discounted value of	Minimum future
	future lease payments	lease payments
Property lease commitments	665	692
o/w technical activities	117	135
o/w shops/offices activities	548	557

Maturities are set forth below:

(in millions of euros)	Minimum	Less than	1-2	2-3	3-4	4-5	More than
	future	one year	years	years	years	years	five years
	lease
	payments
Property lease commitments	692	102	90	85	63	56	296

Telecom activities, operating segment [member]
Disclosure of unrecognized contractual commitments [line items]
Schedule of commitments relating to operating activities

(in millions of euros)	Total	Less than	From one	More than
		one year	to five years	five years
Operating activities commitments	12,450	3,943	4,441	4,066
Operating leases commitments	730	119	313	298
Handsets purchase commitments	395	393	2	-
Transmission capacity purchase commitments	572	185	189	198
Other goods and services purchase commitments	2,816	1,300	1,107	409
Investment commitments	1,878	620	820	438
Public initiative networks commitments	4,928	1,114	1,855	1,959
Guarantees granted to third parties in the ordinary course of business	1,131	212	155	764

Schedule of assets covered by commitments

(in millions of euros)	December 31,	December 31,	December 31,
	2019	2018	2017
Assets held under finance leases	636	574	528
Non-current pledged, mortgaged or receivership assets(1)	366	453	107
Collateralized current assets	2	21	19
Total	1,004	1,048	654

(1)	Non-current pledged, mortgaged or receivership assets are shown excluding cash collateral deposits, which are presented in Note 12.7.

Non-current pledged or mortgaged assets comprise the following assets given as guarantees:

December 31, 2019	Total in statement of	Amount of asset pledged,	Percentage
(in millions of euros)	financial position (a)	mortgaged or receivership (b)	(b)/(a)
Intangibles assets, net (excluding goodwill)	14,788	19	0%
Property, plant and equipment, net	28,423	1	0%
Non-current financial assets	2,466	346	14%
Other (1)	35,689	—	—
Total	81,366	366	0%

This item mainly includes net goodwill, interests in associates, net deferred tax assets and non-current derivatives assets.